Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 75,841	$ 69,865
Securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	75,863	70,231
Gross unrealized gains	406	307
Gross unrealized (losses)	(587)	(1,094)
Fair value	75,682	69,444
Securities [member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	72,347	66,474
Gross unrealized gains	232	211
Gross unrealized (losses)	(354)	(754)
Fair value	72,225	65,931
Securities [member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	61,436	53,382
Gross unrealized gains	159	168
Gross unrealized (losses)	(308)	(623)
Fair value	61,287	52,927
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	18,393	18,335
Gross unrealized gains	30	45
Gross unrealized (losses)	(103)	(170)
Fair value	18,320	18,210
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	21,295	19,953
Gross unrealized gains	86	105
Gross unrealized (losses)	(51)	(118)
Fair value	21,330	19,940
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	17,849	11,260
Gross unrealized gains	31	17
Gross unrealized (losses)	(138)	(275)
Fair value	17,742	11,002
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,720	1,521
Gross unrealized gains	1	1
Gross unrealized (losses)	(12)	(24)
Fair value	1,709	1,498
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,179	2,313
Gross unrealized gains	11	0
Gross unrealized (losses)	(4)	(36)
Fair value	2,186	2,277
Securities [member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	10,911	13,092
Gross unrealized gains	73	43
Gross unrealized (losses)	(46)	(131)
Fair value	10,938	13,004
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,488	4,146
Gross unrealized gains	3	0
Gross unrealized (losses)	(8)	(32)
Fair value	1,483	4,114
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	9,423	8,946
Gross unrealized gains	70	43
Gross unrealized (losses)	(38)	(99)
Fair value	9,455	8,890
Securities [member] | Equity securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,516	3,757
Gross unrealized gains	174	96
Gross unrealized (losses)	(233)	(340)
Fair value	3,457	3,513
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,873	3,191
Gross unrealized gains	147	95
Gross unrealized (losses)	(76)	(116)
Fair value	2,944	3,170
Securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	643	566
Gross unrealized gains	27	1
Gross unrealized (losses)	(157)	(224)
Fair value	$ 513	$ 343